Finance debt (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Proceeds from finance debt	$ 1,931	$ 3,072
Repayment of principal	(3,107)	(1,553)
Repayment of interest	(1,068)	(857)
Net Cash Used In Financing Activities [Member]
IfrsStatementLineItems [Line Items]
Proceeds from finance debt	1,931	3,072
Repayment of principal	(3,135)	(1,547)
Repayment of interest	(1,070)	(856)
Finance Debt [Member] | Changes In Finance Debt [Member]
IfrsStatementLineItems [Line Items]
Proceeds from finance debt	1,931	3,072
Repayment of principal	(3,107)	(1,553)
Repayment of interest	(1,068)	(857)
Finance Debt [Member] | Repurchase Of Debt Securities [Member]
IfrsStatementLineItems [Line Items]
Repayment of principal	(11)
Finance Debt [Member] | Deposits Financing [Member]
IfrsStatementLineItems [Line Items]
Repayment of principal	(17)	6
Repayment of interest	$ (2)	$ 1